LVIP JPMorgan Small Cap Core Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.71%
Aerospace & Defense–2.16%
†AeroVironment, Inc.	1,996	$365,368
†Beta Technologies, Inc. Class A	18,248	268,246
†Firefly Aerospace, Inc.	12,222	347,960
†Kratos Defense & Security Solutions, Inc.	5,493	387,311
†Mercury Systems, Inc.	5,854	426,815
Moog, Inc. Class A	6,815	1,994,342
Park Aerospace Corp.	9,638	263,889
†Red Cat Holdings, Inc.	13,359	174,869
†StandardAero, Inc.	5,589	144,364
		4,373,164
Air Freight & Logistics–0.05%
†Radiant Logistics, Inc.	14,799	104,333
		104,333
Automobile Components–1.39%
†Adient PLC	9,324	188,438
Dana, Inc.	14,501	487,959
†Dauch Corp.	28,175	167,078
Garrett Motion, Inc.	38,001	690,478
LCI Industries	3,238	398,209
†Motorcar Parts of America, Inc.	22,890	253,163
Patrick Industries, Inc.	3,104	344,761
Phinia, Inc.	3,983	272,597
		2,802,683
Automobiles–0.14%
Winnebago Industries, Inc.	8,939	277,020
		277,020
Banks–10.27%
Amerant Bancorp, Inc.	2,492	54,924
Ameris Bancorp	9,321	726,945
Associated Banc-Corp.	2,842	73,494
Atlantic Union Bankshares Corp.	6,647	237,564
†Axos Financial, Inc.	5,492	467,314
Banc of California, Inc.	18,806	330,609
Bank of NT Butterfield & Son Ltd.	23,015	1,207,827
BankUnited, Inc.	8,958	404,543
BayCom Corp.	575	17,092
Beacon Financial Corp.	5,116	153,480
†Bridgewater Bancshares, Inc.	6,117	108,271
Burke & Herbert Financial Services Corp.	708	44,101
Business First Bancshares, Inc.	7,008	189,496
Byline Bancorp, Inc.	16,161	510,203
Capitol Federal Financial, Inc.	5,203	37,097
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Central Pacific Financial Corp.	2,247	$71,814
ChoiceOne Financial Services, Inc.	1,488	41,843
CNB Financial Corp.	12,059	349,229
Community Trust Bancorp, Inc.	2,733	165,948
ConnectOne Bancorp, Inc.	10,391	278,167
†Customers Bancorp, Inc.	6,379	442,766
CVB Financial Corp.	4,822	93,499
Dime Community Bancshares, Inc.	1,850	62,567
Eastern Bankshares, Inc.	41,931	820,170
Enterprise Financial Services Corp.	7,446	402,903
Equity Bancshares, Inc. Class A	3,210	142,556
Farmers National Banc Corp.	13,203	173,751
FB Financial Corp.	1,115	57,913
Financial Institutions, Inc.	9,939	315,166
First BanCorp	23,568	503,412
First Bancorp/Southern Pines NC	1,649	92,921
First Busey Corp.	1,477	37,324
First Financial Bancorp	9,163	255,464
First Financial Corp.	6,578	415,730
First Interstate BancSystem, Inc. Class A	3,992	133,333
First Merchants Corp.	8,305	321,653
First Mid Bancshares, Inc.	5,332	219,625
Five Star Bancorp	6,082	229,413
Glacier Bancorp, Inc.	5,659	252,788
Hancock Whitney Corp.	1,114	70,839
Hanmi Financial Corp.	10,978	289,380
HBT Financial, Inc.	647	17,288
Heritage Commerce Corp.	30,447	379,979
Hilltop Holdings, Inc.	11,034	395,238
Home BancShares, Inc.	3,331	89,704
HomeTrust Bancshares, Inc.	896	38,214
Horizon Bancorp, Inc.	25,020	414,581
Mercantile Bank Corp.	6,277	316,989
Metropolitan Bank Holding Corp.	4,515	376,054
Mid Penn Bancorp, Inc.	1,172	37,692
National Bank Holdings Corp. Class A	2,316	90,695
Nicolet Bankshares, Inc.	2,556	379,873
Northrim BanCorp, Inc.	5,239	119,868
OceanFirst Financial Corp.	21,654	390,638
Old National Bancorp	36,562	808,020
Old Second Bancorp, Inc.	16,889	340,482
Origin Bancorp, Inc.	10,936	453,407
Pathward Financial, Inc.	7,977	711,788
Peapack-Gladstone Financial Corp.	10,106	355,832
LVIP JPMorgan Small Cap Core Fund–1

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Provident Financial Services, Inc.	7,618	$161,197
QCR Holdings, Inc.	4,114	351,541
Seacoast Banking Corp. of Florida	2,874	87,053
Simmons First National Corp. Class A	18,715	364,007
SmartFinancial, Inc.	962	37,595
South Plains Financial, Inc.	15,931	667,509
Southern Missouri Bancorp, Inc.	1,166	74,554
Southside Bancshares, Inc.	3,174	98,680
Southstate Bank Corp.	3,003	277,838
Towne Bank	1,794	60,404
TriCo Bancshares	3,134	148,990
UMB Financial Corp.	4,641	523,458
United Community Banks, Inc.	7,593	239,104
Unity Bancorp, Inc.	2,016	104,489
Univest Financial Corp.	4,025	137,897
Valley National Bancorp	14,942	183,488
WesBanco, Inc.	3,961	136,615
Wintrust Financial Corp.	2,279	316,644
WSFS Financial Corp.	4,377	286,518
		20,777,057
Beverages–0.18%
†Vita Coco Co., Inc.	7,576	362,966
		362,966
Biotechnology–9.37%
†4D Molecular Therapeutics, Inc.	12,539	116,738
†ACADIA Pharmaceuticals, Inc.	13,023	289,892
†Alkermes PLC	4,025	142,324
†Apogee Therapeutics, Inc.	2,309	194,349
†ArriVent Biopharma, Inc.	4,140	95,510
†Arrowhead Pharmaceuticals, Inc.	9,670	606,309
†ARS Pharmaceuticals, Inc.	29,816	239,422
†Beam Therapeutics, Inc.	6,734	160,471
†Bicara Therapeutics, Inc.	6,726	133,780
†BioCryst Pharmaceuticals, Inc.	29,488	280,726
†Biohaven Ltd.	33,564	283,951
†Bridgebio Pharma, Inc.	13,201	980,306
†Capricor Therapeutics, Inc.	11,449	348,050
†Catalyst Pharmaceuticals, Inc.	15,593	386,083
†Celcuity, Inc.	2,319	264,691
†Celldex Therapeutics, Inc.	3,754	119,077
†CG oncology, Inc.	5,611	379,752
†Cogent Biosciences, Inc.	10,960	421,850
†Compass Therapeutics, Inc.	17,228	91,136
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Corvus Pharmaceuticals, Inc.	9,404	$137,581
†CRISPR Therapeutics AG	6,490	308,729
†Cullinan Therapeutics, Inc.	12,218	173,618
†Cytokinetics, Inc.	7,695	507,177
†Denali Therapeutics, Inc.	12,023	230,842
†Editas Medicine, Inc.	65,739	162,375
†Erasca, Inc.	20,228	327,289
†Generate Biomedicines, Inc.	85,927	1,074,087
†GRAIL, Inc.	2,248	116,177
†Halozyme Therapeutics, Inc.	4,574	295,618
†Ideaya Biosciences, Inc.	5,573	185,692
†ImmunityBio, Inc.	25,497	195,562
†Immunome, Inc.	9,953	217,672
†Intellia Therapeutics, Inc.	6,687	85,727
†Iovance Biotherapeutics, Inc.	41,415	145,367
†Janux Therapeutics, Inc.	10,053	139,737
†Kodiak Sciences, Inc.	4,550	173,446
†Krystal Biotech, Inc.	1,231	317,992
†Kymera Therapeutics, Inc.	6,312	525,726
†Lexeo Therapeutics, Inc.	5,682	32,615
†Madrigal Pharmaceuticals, Inc.	1,480	774,736
†Mirum Pharmaceuticals, Inc.	4,067	375,709
†Neurogene, Inc.	3,654	73,665
†Nuvalent, Inc. Class A	3,718	380,909
†ORIC Pharmaceuticals, Inc.	9,105	115,360
†Praxis Precision Medicines, Inc.	2,266	730,083
†Prime Medicine, Inc.	36,342	126,470
†PTC Therapeutics, Inc.	4,086	278,379
†Puma Biotechnology, Inc.	17,072	109,090
†Recursion Pharmaceuticals, Inc. Class A	66,561	204,342
†REGENXBIO, Inc.	26,317	220,536
†Relay Therapeutics, Inc.	22,101	219,905
†Replimune Group, Inc.	34,262	262,104
†Rhythm Pharmaceuticals, Inc.	4,586	398,844
†Rocket Pharmaceuticals, Inc.	16,739	59,926
†Scholar Rock Holding Corp.	5,064	248,946
†Solid Biosciences, Inc.	20,678	148,882
†Spyre Therapeutics, Inc.	7,274	366,901
†Stoke Therapeutics, Inc.	6,889	224,306
†Syndax Pharmaceuticals, Inc.	5,964	139,319
†Tectonic Therapeutic, Inc.	3,294	101,818
†Travere Therapeutics, Inc.	13,108	389,439
†Twist Bioscience Corp.	1,158	55,028
†Tyra Biosciences, Inc.	4,385	167,946
†Vaxcyte, Inc.	9,139	531,067
†Veracyte, Inc.	17,715	570,600
†Vericel Corp.	5,250	168,892
†Vir Biotechnology, Inc.	15,781	141,398
†Viridian Therapeutics, Inc.	8,378	163,874
LVIP JPMorgan Small Cap Core Fund–2

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Xencor, Inc.	12,345	$148,881
†Zymeworks, Inc.	6,572	164,563
		18,949,364
Broadline Retail–0.03%
Kohl's Corp.	4,929	63,584
		63,584
Building Products–1.66%
Apogee Enterprises, Inc.	1,984	66,543
Griffon Corp.	10,885	791,122
†Masterbrand, Inc.	13,751	114,271
†Modine Manufacturing Co.	8,211	1,779,406
†Resideo Technologies, Inc.	15,115	509,527
UFP Industries, Inc.	1,135	104,556
		3,365,425
Capital Markets–1.66%
Acadian Asset Management, Inc.	1,921	104,541
BGC Group, Inc. Class A	44,149	431,777
†Donnelley Financial Solutions, Inc.	5,100	240,414
Marex Group PLC	10,916	486,635
Moelis & Co. Class A	2,351	134,007
Piper Sandler Cos.	9,664	739,779
StepStone Group, Inc. Class A	1,033	49,295
†StoneX Group, Inc.	8,820	711,333
Victory Capital Holdings, Inc. Class A	2,793	182,886
Virtus Investment Partners, Inc.	1,260	169,281
WisdomTree, Inc.	7,843	114,194
		3,364,142
Chemicals–1.79%
Avient Corp.	11,848	430,082
Balchem Corp.	4,696	795,878
Chemours Co.	9,030	198,931
†Ecovyst, Inc.	21,963	282,444
HB Fuller Co.	6,773	417,759
Innospec, Inc.	5,798	423,370
Koppers Holdings, Inc.	2,009	77,708
Mativ Holdings, Inc.	15,274	132,884
Orion SA	14,794	96,161
†Perimeter Solutions, Inc.	17,845	435,775
Quaker Chemical Corp.	897	111,434
Sensient Technologies Corp.	2,461	212,729
		3,615,155
Commercial Services & Supplies–1.00%
ABM Industries, Inc.	17,819	686,388
†ACV Auctions, Inc. Class A	74,253	314,833
Brink's Co.	3,188	330,372
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Cimpress PLC	1,326	$96,798
MillerKnoll, Inc.	13,047	188,660
Tetra Tech, Inc.	13,177	396,891
		2,013,942
Communications Equipment–0.93%
†ADTRAN Holdings, Inc.	3,955	49,754
†Applied Optoelectronics, Inc.	4,105	347,242
†Clearfield, Inc.	10,902	288,576
†Extreme Networks, Inc.	7,283	109,828
†NETGEAR, Inc.	5,874	128,288
†Viasat, Inc.	5,901	270,266
†Viavi Solutions, Inc.	14,474	481,695
†Vistance Networks, Inc.	11,563	210,446
		1,886,095
Construction & Engineering–4.84%
†API Group Corp.	30,328	1,228,891
Arcosa, Inc.	6,113	648,834
†Dycom Industries, Inc.	4,333	1,468,107
†Fluor Corp.	13,681	638,219
Granite Construction, Inc.	2,049	245,634
†IES Holdings, Inc.	949	452,170
†Matrix Service Co.	11,024	126,555
†MYR Group, Inc.	5,426	1,531,868
†NWPX Infrastructure, Inc.	1,422	110,717
†Orion Group Holdings, Inc.	13,623	148,491
Primoris Services Corp.	9,630	1,377,475
†Sterling Infrastructure, Inc.	3,070	1,250,319
Tutor Perini Corp.	7,326	565,494
		9,792,774
Consumer Finance–1.31%
†Atlanticus Holdings Corp.	2,234	117,218
†Encore Capital Group, Inc.	8,381	587,676
†Enova International, Inc.	6,755	917,532
FirstCash Holdings, Inc.	3,134	589,192
†LendingClub Corp.	6,870	98,378
†LendingTree, Inc.	703	30,145
†NerdWallet, Inc. Class A	3,124	32,427
PROG Holdings, Inc.	4,950	142,015
†Upstart Holdings, Inc.	5,199	133,354
		2,647,937
Consumer Staples Distribution & Retail–0.85%
Andersons, Inc.	9,924	712,345
†Chefs' Warehouse, Inc.	6,227	370,195
Ingles Markets, Inc. Class A	2,317	208,275
†United Natural Foods, Inc.	7,687	346,376
Village Super Market, Inc. Class A	1,702	71,876
		1,709,067
LVIP JPMorgan Small Cap Core Fund–3

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.15%
Greif, Inc. Class A	3,087	$207,045
†O-I Glass, Inc.	8,958	94,149
		301,194
Distributors–0.18%
†GigaCloud Technology, Inc. Class A	8,124	368,667
		368,667
Diversified Consumer Services–1.34%
†American Public Education, Inc.	4,812	273,707
†Covista, Inc.	3,433	395,653
†Laureate Education, Inc.	11,043	384,738
†McGraw Hill, Inc.	63,346	867,840
OneSpaWorld Holdings Ltd.	17,456	400,615
Perdoceo Education Corp.	3,721	138,459
†Stride, Inc.	2,802	247,052
		2,708,064
Diversified REITs–0.85%
American Assets Trust, Inc.	3,150	57,991
Broadstone Net Lease, Inc.	43,399	792,900
Essential Properties Realty Trust, Inc.	28,925	878,163
		1,729,054
Diversified Telecommunication Services–0.33%
†Globalstar, Inc.	2,544	168,972
Iridium Communications, Inc.	2,027	56,229
†Lumen Technologies, Inc.	62,285	432,881
		658,082
Electric Utilities–0.96%
Genie Energy Ltd. Class B	3,698	52,290
IDACORP, Inc.	4,545	649,798
†Oklo, Inc.	2,814	139,546
Otter Tail Corp.	6,460	566,994
Portland General Electric Co.	10,045	530,075
		1,938,703
Electrical Equipment–2.21%
Allient, Inc.	917	54,186
Atkore, Inc.	5,332	314,108
†Bloom Energy Corp. Class A	10,612	1,437,820
EnerSys	8,007	1,390,976
†Fluence Energy, Inc.	7,176	98,742
†Nextpower, Inc. Class A	4,846	584,185
†NuScale Power Corp.	3,603	39,056
†Sunrun, Inc.	9,308	126,216
†Thermon Group Holdings, Inc.	8,544	430,618
		4,475,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–3.36%
Advanced Energy Industries, Inc.	3,150	$1,016,536
†Arlo Technologies, Inc.	4,794	68,219
Bel Fuse, Inc. Class B	637	126,113
†Daktronics, Inc.	2,373	46,392
†Fabrinet	2,487	1,297,020
†Insight Enterprises, Inc.	581	38,933
†Knowles Corp.	15,195	390,208
†Mirion Technologies, Inc.	14,665	272,622
†nLight, Inc.	8,335	475,262
†OSI Systems, Inc.	2,005	532,348
†Plexus Corp.	3,676	744,537
†Sanmina Corp.	4,187	542,803
†ScanSource, Inc.	4,085	148,285
†TTM Technologies, Inc.	7,773	757,246
Vishay Intertechnology, Inc.	19,421	349,578
		6,806,102
Energy Equipment & Services–2.87%
Archrock, Inc.	11,351	395,015
†Expro Group Holdings NV	23,603	410,928
†Forum Energy Technologies, Inc.	7,629	447,517
Liberty Energy, Inc.	20,416	587,981
†National Energy Services Reunited Corp.	15,209	326,537
Noble Corp. PLC	12,789	627,556
†Oceaneering International, Inc.	12,119	429,861
†Oil States International, Inc.	29,799	346,860
Patterson-UTI Energy, Inc.	3,380	36,606
†ProPetro Holding Corp.	19,373	279,165
Ranger Energy Services, Inc. Class A	18,843	322,969
†Tidewater, Inc.	3,035	253,574
†Transocean Ltd.	135,034	895,276
†Valaris Ltd.	2,054	201,374
Weatherford International PLC	2,603	246,192
		5,807,411
Entertainment–0.53%
†IMAX Corp.	2,547	96,811
†Lionsgate Studios Corp.	36,027	345,499
†Madison Square Garden Entertainment Corp.	6,250	368,188
†Sphere Entertainment Co.	2,182	256,167
		1,066,665
Financial Services–1.76%
Alerus Financial Corp.	1,639	38,861
Banco Latinoamericano de Comercio Exterior SA	1,948	99,504
Enact Holdings, Inc.	6,265	255,675
Essent Group Ltd.	7,097	414,749
LVIP JPMorgan Small Cap Core Fund–4

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
HA Sustainable Infrastructure Capital, Inc.	10,036	$368,823
Jackson Financial, Inc. Class A	6,598	697,540
†NMI Holdings, Inc. Class A	17,551	658,338
PennyMac Financial Services, Inc.	1,976	172,702
Radian Group, Inc.	11,435	378,270
†Sezzle, Inc.	2,097	132,719
†StoneCo Ltd. Class A	24,160	341,139
		3,558,320
Food Products–0.46%
Cal-Maine Foods, Inc.	3,160	250,114
Dole PLC	21,034	300,576
†Mama's Creations, Inc.	16,456	252,435
†Vital Farms, Inc.	9,134	128,972
		932,097
Gas Utilities–1.17%
Chesapeake Utilities Corp.	3,042	384,417
New Jersey Resources Corp.	11,564	635,095
ONE Gas, Inc.	7,512	647,009
Southwest Gas Holdings, Inc.	8,123	705,889
		2,372,410
Health Care Equipment & Supplies–2.09%
†AtriCure, Inc.	10,704	305,385
†Axogen, Inc.	13,618	451,164
†Beta Bionics, Inc.	6,418	64,308
†Butterfly Network, Inc.	53,831	217,477
†Ceribell, Inc.	20,698	379,394
Embecta Corp.	6,791	60,033
†Glaukos Corp.	4,932	530,979
†Haemonetics Corp.	5,942	334,891
†Inogen, Inc.	22,312	137,888
†Integra LifeSciences Holdings Corp.	12,895	121,471
†IRhythm Holdings, Inc.	2,989	352,762
†Lantheus Holdings, Inc.	4,077	309,241
†LivaNova PLC	2,123	134,938
†Novocure Ltd.	13,496	147,107
†Outset Medical, Inc.	8,024	30,812
†Pulmonx Corp.	31,994	41,272
†SI-BONE, Inc.	6,926	87,475
†Sight Sciences, Inc.	2,696	10,164
†Tandem Diabetes Care, Inc.	10,420	199,752
†TransMedics Group, Inc.	3,181	316,223
		4,232,736
Health Care Providers & Services–2.24%
†Addus HomeCare Corp.	760	71,174
†BrightSpring Health Services, Inc.	6,544	278,840
†Castle Biosciences, Inc.	4,859	119,288
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Concentra Group Holdings Parent, Inc.	11,867	$254,547
Ensign Group, Inc.	4,197	845,695
†GeneDx Holdings Corp.	886	56,899
†Guardant Health, Inc.	8,615	795,768
†Hims & Hers Health, Inc.	13,488	280,011
†Hinge Health, Inc. Class A	11,343	437,386
National HealthCare Corp.	1,219	194,674
†NeoGenomics, Inc.	6,740	50,011
†Oncology Institute, Inc.	28,038	86,077
†Option Care Health, Inc.	13,687	368,454
†Progyny, Inc.	19,860	337,223
†Surgery Partners, Inc.	2,602	31,016
U.S. Physical Therapy, Inc.	4,327	324,352
		4,531,415
Health Care REITs–1.10%
American Healthcare REIT, Inc.	7,592	358,039
CareTrust REIT, Inc.	16,860	617,919
Community Healthcare Trust, Inc.	2,341	37,199
Diversified Healthcare Trust	85,446	567,361
National Health Investors, Inc.	674	54,500
Sabra Health Care REIT, Inc.	30,575	587,957
		2,222,975
Health Care Technology–0.17%
†Health Catalyst, Inc.	39,514	50,183
HealthStream, Inc.	11,546	239,118
†HeartFlow, Inc.	2,410	58,635
		347,936
Hotel & Resort REITs–0.60%
Chatham Lodging Trust	28,258	222,391
DiamondRock Hospitality Co.	16,065	150,529
Ryman Hospitality Properties, Inc.	6,103	563,124
Xenia Hotels & Resorts, Inc.	18,998	281,740
		1,217,784
Hotels, Restaurants & Leisure–1.72%
†Biglari Holdings, Inc. Class B	619	204,016
†Black Rock Coffee Bar, Inc. Class A	7,728	99,846
†Brinker International, Inc.	1,805	257,700
†Hilton Grand Vacations, Inc.	8,994	351,845
†Jack in the Box, Inc.	18,469	178,595
†Kura Sushi USA, Inc. Class A	6,166	430,325
Marriott Vacations Worldwide Corp.	2,382	155,116
Monarch Casino & Resort, Inc.	3,131	299,324
†Navan, Inc. Class A	12,485	165,301
LVIP JPMorgan Small Cap Core Fund–5

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Shake Shack, Inc. Class A	7,989	$706,787
Super Group SGHC Ltd.	34,470	372,276
†United Parks & Resorts, Inc.	8,179	267,126
		3,488,257
Household Durables–2.07%
†Beazer Homes USA, Inc.	3,306	63,607
†Cavco Industries, Inc.	850	411,647
Century Communities, Inc.	3,603	206,740
†Champion Homes, Inc.	7,065	525,424
†Green Brick Partners, Inc.	5,142	331,402
Installed Building Products, Inc.	1,995	528,974
KB Home	6,057	313,450
†M/I Homes, Inc.	4,138	506,698
Meritage Homes Corp.	4,498	278,156
†Sonos, Inc.	20,623	276,348
†Taylor Morrison Home Corp.	12,678	738,367
		4,180,813
Household Products–0.05%
†Central Garden & Pet Co. Class A	3,405	110,390
		110,390
Independent Power and Renewable Electricity Producers–0.18%
Clearway Energy, Inc. Class A	9,177	360,258
		360,258
Industrial REITs–0.29%
LXP Industrial Trust	3,761	173,984
Terreno Realty Corp.	6,702	411,637
		585,621
Insurance–1.22%
†Accelerant Holdings Class A	13,428	179,398
CNO Financial Group, Inc.	13,118	538,625
Fidelis Insurance Holdings Ltd.	14,835	283,497
Hamilton Insurance Group Ltd. Class B	6,935	206,871
†Heritage Insurance Holdings, Inc.	1,640	43,050
Mercury General Corp.	2,834	249,817
†Oscar Health, Inc. Class A	18,133	207,986
†Palomar Holdings, Inc.	1,754	209,603
Safety Insurance Group, Inc.	2,521	183,125
†SiriusPoint Ltd.	7,188	154,830
†Skyward Specialty Insurance Group, Inc.	1,128	49,271
Stewart Information Services Corp.	1,741	107,211
Universal Insurance Holdings, Inc.	1,415	48,336
		2,461,620
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.36%
†Cargurus, Inc.	15,709	$534,891
†Ziff Davis, Inc.	4,475	187,771
		722,662
IT Services–0.77%
†Applied Digital Corp.	15,171	360,160
†ASGN, Inc.	7,566	292,880
†BigBear.ai Holdings, Inc.	21,172	74,525
†DigitalOcean Holdings, Inc.	6,064	520,170
†Fastly, Inc. Class A	9,571	278,133
†Unisys Corp.	4,732	9,795
†Whitefiber, Inc.	981	11,684
		1,547,347
Leisure Products–0.28%
†Callaway Golf Co.	40,439	561,293
		561,293
Life Sciences Tools & Services–0.43%
†10X Genomics, Inc. Class A	26,177	555,738
†Adaptive Biotechnologies Corp.	12,529	173,903
†CryoPort, Inc.	14,176	117,377
†OmniAb, Inc.	8,776	13,778
		860,796
Machinery–1.69%
Atmus Filtration Technologies, Inc.	14,301	811,868
†Blue Bird Corp.	4,732	268,730
Greenbrier Cos., Inc.	428	22,534
Kennametal, Inc.	7,893	285,174
Mueller Industries, Inc.	1,708	189,246
Terex Corp.	8,617	509,265
†Titan International, Inc.	17,519	121,056
Watts Water Technologies, Inc. Class A	3,476	1,009,048
Worthington Enterprises, Inc.	4,033	210,281
		3,427,202
Marine Transportation–0.25%
Costamare, Inc.	25,095	424,106
Safe Bulkers, Inc.	12,843	81,296
		505,402
Media–1.14%
†EchoStar Corp. Class A	11,204	1,311,652
John Wiley & Sons, Inc. Class A	5,946	226,543
†Magnite, Inc.	21,051	250,086
†PubMatic, Inc. Class A	4,474	36,597
Scholastic Corp.	6,001	234,399
LVIP JPMorgan Small Cap Core Fund–6

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Stagwell, Inc.	33,259	$209,199
†TechTarget, Inc.	9,300	36,084
		2,304,560
Metals & Mining–3.18%
†Century Aluminum Co.	8,783	515,474
†Coeur Mining, Inc.	50,931	955,975
Commercial Metals Co.	17,080	1,049,224
†Constellium SE	43,625	1,072,302
Hecla Mining Co.	40,972	763,308
†Ivanhoe Electric, Inc.	5,965	70,506
Materion Corp.	4,245	614,039
†Perpetua Resources Corp.	2,788	78,399
Ryerson Holding Corp.	2,322	52,199
†SSR Mining, Inc.	21,123	621,016
†USA Rare Earth, Inc.	5,700	86,270
Warrior Met Coal, Inc.	6,031	561,788
		6,440,500
Mortgage Real Estate Investment Trusts (REITs)–0.59%
Adamas Trust, Inc.	15,826	116,479
Apollo Commercial Real Estate Finance, Inc.	8,244	87,057
BrightSpire Capital, Inc.	25,944	145,287
Ellington Financial, Inc.	21,011	248,980
Ladder Capital Corp.	52,643	514,322
TPG RE Finance Trust, Inc.	11,272	88,034
		1,200,159
Multi-Utilities–0.61%
Avista Corp.	1,208	48,489
Black Hills Corp.	8,874	615,944
Unitil Corp.	10,858	567,222
		1,231,655
Office REITs–0.56%
COPT Defense Properties	23,048	705,269
†Piedmont Realty Trust, Inc. Class A	32,344	212,500
Postal Realty Trust, Inc. Class A	11,673	216,651
		1,134,420
Oil, Gas & Consumable Fuels–3.85%
†Calumet, Inc.	8,071	289,749
Chord Energy Corp.	3,792	539,147
†Clean Energy Fuels Corp.	963	2,388
†CNX Resources Corp.	27,742	1,069,454
†Energy Fuels, Inc.	4,195	76,559
Excelerate Energy, Inc. Class A	7,758	259,272
†Green Plains, Inc.	9,630	158,414
†Gulfport Energy Corp.	1,720	363,900
International Seaways, Inc.	2,130	155,234
†Kosmos Energy Ltd.	72,624	201,895
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp. Class A	9,613	$303,482
Murphy Oil Corp.	12,727	524,989
Ovintiv, Inc.	4,128	245,038
†Par Pacific Holdings, Inc.	17,119	1,072,334
PBF Energy, Inc. Class A	820	39,048
Peabody Energy Corp.	12,946	426,571
Scorpio Tankers, Inc.	472	35,240
SM Energy Co.	10,884	339,363
Teekay Corp. Ltd.	42,948	524,395
Teekay Tankers Ltd. Class A	9,844	721,762
†Uranium Energy Corp.	15,644	211,194
World Kinect Corp.	9,797	226,017
		7,785,445
Passenger Airlines–0.22%
†JetBlue Airways Corp.	24,165	106,809
†SkyWest, Inc.	2,613	239,952
†Sun Country Airlines Holdings, Inc.	5,502	90,893
		437,654
Personal Care Products–0.16%
†Nature's Sunshine Products, Inc.	5,402	129,594
†Oddity Tech Ltd. Class A	14,164	189,514
		319,108
Pharmaceuticals–2.36%
†Alumis, Inc.	8,702	191,705
†Amneal Pharmaceuticals, Inc.	29,306	364,274
†ANI Pharmaceuticals, Inc.	2,259	173,717
†Atea Pharmaceuticals, Inc.	57,419	308,914
†Axsome Therapeutics, Inc.	1,541	260,460
†BioAge Labs, Inc.	7,234	126,523
†Corcept Therapeutics, Inc.	3,450	139,069
†Crinetics Pharmaceuticals, Inc.	4,066	147,677
†Definium Therapeutics, Inc.	7,590	143,451
†Edgewise Therapeutics, Inc.	6,134	193,221
†Indivior Pharmaceuticals, Inc.	8,305	253,136
†Ligand Pharmaceuticals, Inc.	1,305	260,543
†Liquidia Corp.	7,323	276,370
†MBX Biosciences, Inc.	5,527	164,981
†Ocular Therapeutix, Inc.	30,578	258,996
†Phathom Pharmaceuticals, Inc.	6,119	67,982
Phibro Animal Health Corp. Class A	7,049	389,880
†Supernus Pharmaceuticals, Inc.	3,788	195,802
†Terns Pharmaceuticals, Inc.	9,434	497,360
LVIP JPMorgan Small Cap Core Fund–7

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†WaVe Life Sciences Ltd.	9,762	$70,775
†Zevra Therapeutics, Inc.	30,140	280,905
		4,765,741
Professional Services–1.17%
†BlackSky Technology, Inc.	1,408	35,425
†ExlService Holdings, Inc.	4,359	132,731
†IBEX Holdings Ltd.	9,502	254,844
†Innodata, Inc.	6,633	256,166
KBR, Inc.	5,437	200,408
Kelly Services, Inc. Class A	11,448	101,315
Maximus, Inc.	6,197	397,228
†Planet Labs PBC	27,991	782,348
†Spire Global, Inc.	11,448	144,016
TriNet Group, Inc.	1,588	57,851
		2,362,332
Real Estate Management & Development–0.30%
†Compass, Inc. Class A	44,075	322,188
†Cushman & Wakefield Ltd.	3,476	42,616
Newmark Group, Inc. Class A	15,793	236,737
†Real Brokerage, Inc.	1,161	2,903
		604,444
Residential REITs–0.18%
Centerspace	1,055	60,610
Independence Realty Trust, Inc.	13,846	206,167
UMH Properties, Inc.	2,822	40,722
Veris Residential, Inc.	3,412	64,384
		371,883
Retail REITs–1.37%
Curbline Properties Corp.	13,631	351,543
Getty Realty Corp.	6,559	208,576
InvenTrust Properties Corp.	11,908	362,718
Kite Realty Group Trust	10,950	268,823
Macerich Co.	16,245	307,031
NETSTREIT Corp.	16,741	315,233
Phillips Edison & Co., Inc.	16,194	605,979
Tanger, Inc.	10,542	358,217
		2,778,120
Semiconductors & Semiconductor Equipment–2.68%
†ACM Research, Inc. Class A	3,191	125,566
†Aehr Test Systems	3,290	121,993
†Alpha & Omega Semiconductor Ltd.	2,224	49,284
†Ambarella, Inc.	2,086	107,377
†Axcelis Technologies, Inc.	709	65,994
†Credo Technology Group Holding Ltd.	11,636	1,092,271
†Diodes, Inc.	7,240	494,202
†FormFactor, Inc.	8,264	801,525
†Impinj, Inc.	3,417	350,926
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Kopin Corp.	22,648	$50,958
†MaxLinear, Inc.	3,483	60,569
†Navitas Semiconductor Corp.	6,651	58,329
†Rambus, Inc.	6,247	537,430
†Rigetti Computing, Inc.	27,268	382,843
†Semtech Corp.	3,025	232,592
†SiTime Corp.	1,177	406,477
†Ultra Clean Holdings, Inc.	7,882	490,103
		5,428,439
Software–5.13%
A10 Networks, Inc.	14,548	336,350
Adeia, Inc.	8,642	207,667
†Amplitude, Inc. Class A	18,909	128,959
†Appian Corp. Class A	9,852	237,532
†Arteris, Inc.	6,327	104,016
†Asana, Inc. Class A	27,521	176,134
†Bit Digital, Inc.	9,769	12,797
†Bitdeer Technologies Group Class A	5,946	51,433
†BlackLine, Inc.	7,964	294,668
†Box, Inc. Class A	14,728	348,170
†Braze, Inc. Class A	16,724	394,854
†Cerence, Inc.	7,798	49,205
†Cipher Digital, Inc.	27,037	347,966
†Cleanspark, Inc.	28,177	239,786
†Clearwater Analytics Holdings, Inc. Class A	18,757	443,603
†Consensus Cloud Solutions, Inc.	12,618	299,551
†Core Scientific, Inc.	19,164	286,693
†Digital Turbine, Inc.	56,294	162,127
†D-Wave Quantum, Inc.	33,057	477,013
†Freshworks, Inc. Class A	33,139	266,106
†Hut 8 Corp.	6,640	311,482
†Intapp, Inc.	7,833	201,230
InterDigital, Inc.	1,583	478,066
†LiveRamp Holdings, Inc.	8,537	226,401
†MARA Holdings, Inc.	26,504	216,273
†N-able, Inc.	24,160	112,827
†Ooma, Inc.	26,194	381,123
†Pagaya Technologies Ltd. Class A	3,907	45,517
†Porch Group, Inc.	27,888	199,957
†Q2 Holdings, Inc.	6,809	322,066
†Qualys, Inc.	3,614	317,490
†Rezolve AI PLC	83,631	214,095
†Riot Platforms, Inc.	29,246	361,481
†=Sapiens International Corp. NV	7,623	331,600
†SoundHound AI, Inc. Class A	38,357	263,513
†Terawulf, Inc.	26,392	380,837
†Varonis Systems, Inc.	6,287	134,982
†Viant Technology, Inc. Class A	11,539	129,237
LVIP JPMorgan Small Cap Core Fund–8

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Workiva, Inc.	5,239	$312,402
†Xperi, Inc.	39,144	219,206
†Zeta Global Holdings Corp. Class A	21,535	342,837
		10,367,252
Specialized REITs–0.22%
Four Corners Property Trust, Inc.	10,705	253,173
Rayonier, Inc.	9,167	189,024
		442,197
Specialty Retail–1.63%
American Eagle Outfitters, Inc.	16,034	267,768
Arko Corp.	51,179	284,555
†Asbury Automotive Group, Inc.	451	88,130
†Boot Barn Holdings, Inc.	1,747	255,691
Group 1 Automotive, Inc.	480	158,702
†MarineMax, Inc.	6,644	179,787
†RealReal, Inc.	23,996	217,884
Signet Jewelers Ltd.	10,749	909,795
†Victoria's Secret & Co.	12,447	577,043
†Warby Parker, Inc. Class A	6,829	143,887
†Zumiez, Inc.	9,699	214,930
		3,298,172
Technology Hardware, Storage & Peripherals–0.58%
†Diebold Nixdorf, Inc.	3,701	279,203
†IonQ, Inc.	26,628	767,685
†Turtle Beach Corp.	13,033	132,155
		1,179,043
Textiles, Apparel & Luxury Goods–0.37%
†Capri Holdings Ltd.	23,391	412,149
†Figs, Inc. Class A	22,684	335,043
		747,192
Tobacco–0.06%
Turning Point Brands, Inc.	1,437	124,717
		124,717
Trading Companies & Distributors–1.61%
Applied Industrial Technologies, Inc.	3,130	830,452
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†BlueLinx Holdings, Inc.	1,920	$104,026
Boise Cascade Co.	3,870	293,539
†DXP Enterprises, Inc.	1,015	141,826
GATX Corp.	1,712	292,307
Herc Holdings, Inc.	1,916	190,738
†Hudson Technologies, Inc.	1,540	9,055
McGrath RentCorp	1,172	129,248
Rush Enterprises, Inc. Class A	11,020	728,532
WESCO International, Inc.	1,941	531,096
		3,250,819
Water Utilities–0.32%
American States Water Co.	1,542	116,606
Consolidated Water Co. Ltd.	16,299	539,823
		656,429
Wireless Telecommunication Services–0.11%
†Gogo, Inc.	4,616	18,556
Telephone & Data Systems, Inc.	4,802	202,164
		220,720
Total Common Stock (Cost $164,062,622)		197,642,892
RIGHTS–0.00%
†=Aduro Biotech, Inc.	20,960	7,964
Total Rights (Cost $0)		7,964

MONEY MARKET FUND–2.07%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	4,194,068	4,194,068
Total Money Market Fund (Cost $4,194,068)		4,194,068

TOTAL INVESTMENTS–99.78% (Cost $168,256,690)	201,844,924
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	441,198
NET ASSETS APPLICABLE TO 9,209,431 SHARES OUTSTANDING–100.00%	$202,286,122

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP JPMorgan Small Cap Core Fund–9

LVIP JPMorgan Small Cap Core Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
36	CME E-mini Russell 2000 Index Futures	$4,521,960	$4,582,232	6/18/26	$—	$(60,272)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Small Cap Core Fund–10